Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fixed maturities, trading	$ 715.3	$ 634.0
Mortgage loans	19,221.2	19,722.4
Real estate	2,343.5	2,237.4
Other investments	4,118.8	3,261.3
Cash and cash equivalents	3,638.0	3,329.3
Other liabilities	$ 9,843.6	$ 10,207.0
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, authorized (in shares)	5,000,000	5,000,000
Common stock, issued (in shares)	2,500,000	2,500,000
Common stock, outstanding (in shares)	2,500,000	2,500,000
Aggregate consolidated variable interest entities
Fixed maturities, trading	$ 45.2	$ 0.0
Mortgage loans	871.9	1,179.7
Real estate	779.1	649.0
Other investments	182.1	18.6
Other investments measured at fair value under fair value option	163.2	0.0
Cash and cash equivalents	64.9	14.2
Other liabilities	$ 83.9	$ 83.8